Common Units, Preferred Units, Preferred Stock and Common Stock - Additional Information (Detail) (USD $) In Thousands, except Share data, unless otherwise specified	1 Months Ended				6 Months Ended	12 Months Ended		1 Months Ended
	Feb. 12, 2013 Ratio	Feb. 06, 2013	Jan. 31, 2013	May 31, 2012	Jun. 30, 2013	Dec. 31, 2012	Dec. 31, 2011	Feb. 06, 2013 Subsequent Event [Member] Ratio	Jan. 31, 2013 Subsequent Event [Member]	Dec. 30, 2011 Redeemable Preferred Units [Member]
Class of Stock [Line Items]
Common units issued					10,000,000	10,000,000	10,000,000
Common units outstanding					10,000,000	10,000,000	10,000,000
Number of common units exchange for common stock									10,000,000
Number of common stock shares exchanged with common units of former liability			5,800,000						5,800,000
Debt conversion agreement										$ 18,984
Number of redeemable preferred units issued as per conversion agreement										18,983,602
Conversion price per share										$ 1.00
Cumulative dividends at annual rate					8.00%	8.00%
Preferred stock payment to unitholders					1.00 plus all accrued but unpaid dividends for each unit	1.00 plus all accrued but unpaid dividends for each unit
Preferred stock conversion rate to common stock					Conversion rate of 9.5 preferred units for 1.0 common unit	Conversion rate of 9.5 preferred units for 1.0 common unit
Preferred stock conversion rate	9.5							9.5
Conversion of common units	1,998,275							1,998,275
Proceeds of the offering		90,371			50,000	50,000
Fair value of preferred units reclassified from liability to equity						$ (18,984)
Preferred Units distributed to each partner				6,000,000
Preferred units per share				$ 1.00
Number of preferred shares exchanged with common units of former liability			18,983,602						18,983,602
Common stock, shares authorized	200,000,000				200,000,000	200,000,000
Common stock, par value	$ 0.01				$ 0.01	$ 0.01
Common stock, shares issued	13,281,608	5,483,333			13,281,608	13,281,608
Common stock, shares outstanding	13,281,608				13,281,608	13,281,608
Preferred Stock, authorized	50,000,000
Preferred Stock, par value	$ 0.01